Prepaid Operating Leases - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about arrangements involving legal form of lease [Line Items]
Prepaid operating leases pledged to secure bank facilities	¥ 0	$ 0	¥ 71,022,000
Bottom of range [Member]
Disclosure of detailed information about arrangements involving legal form of lease [Line Items]
Land use rights terms	15 years
Top of range [Member]
Disclosure of detailed information about arrangements involving legal form of lease [Line Items]
Land use rights terms	50 years